EXHIBIT 99.3

John Deere Owner Trust 2012-B

Servicer's Certificate

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2 0.43000% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3 0.53000% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4 0.69000% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Mar-13
Actual Payment Date (A/360)				15-Mar-13
Collection Period Begin Date				28-Jan-13
Collection Period End Date				24-Feb-13
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				28

(1)	Total Distribution Amount:			$45,715,087.05
	(a)	Total cash receipts during the month:		$45,120,746.03
	(b)	Administrative repurchases during the month:		$594,129.87
	(c)	Investment earnings on cash accounts:		$211.15
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$318,397.33
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$17,441.65
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$111,083.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$132,500.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$57,372.35
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$42,667,975.49
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$42,667,975.49
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$42,667,975.49

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$42,986,372.82

(6)	Reserve Account balance:
	(a)	Beginning balance:		$13,283,225.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$2,036,863.10
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$2,036,863.10
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$2,036,863.10
	(e)	Ending Balance (after giving effect to all distributions):		$13,283,225.00
	(f)	Specified Reserve Account Balance:		$13,283,225.00

(7)	Servicing Fee:			$691,751.13
	(a)	Amount of Servicing Fee earned:		$691,751.13
	(b)	Amount of Servicing Fee paid:		$691,751.13
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$2,036,863.10

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$787,332,039.33

	(b)	Note Value as of the end of the related Collection Period:		$782,975,516.53

	(c)	Number of Accounts at the end of the related Collection Period:		19,730

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$41,317,541.30
		(ii)	Class A-1 Note Pool Factor:	0.1287151

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$310,000,000.00
		(ii)	Class A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$300,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$99,778,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$249,853.91
		(ii) % of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$31,990.30
	(ii)	Cumulative amount of net losses:	$61,275.62
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.58%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	20,173
	(b)	Number of loans at the end of the period:	19,730
	(c)	Weighted average remaining term on receivables:	36.71
	(d)	Prepayment amount - monthly:	$15,205,274.81
	(e)	Prepayment amount - life-to-date:	$100,343,380.38
	(f)	Weighted average APR of the pool assets:	3.12%
	(g)	Pool Factor:	0.73